Commitments Under Operating Leases (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	£ 48,664	£ 37,288
Amounts payable within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	10,384	7,638
Amounts payable 1 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	19,011	13,374
Amounts payable 3 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	12,800	9,700
Amounts payable in more than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	£ 6,469	£ 6,576